Adjusting Items Included In Profit From Operations - Other Adjusting Items - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Revenue [Line Items]
Other adjusting items	£ 31	£ 561	£ 1,068
Litigation expense included in other operating expense	35	125	236
Impairment of goodwill			£ 194
Twisp | South Africa
Disclosure Of Revenue [Line Items]
Impairment of goodwill	11
Excise dispute in Russia | Russia
Disclosure Of Revenue [Line Items]
Charge in respect of an excise dispute in Russia	£ 15
Bentoel Acquisition | Indonesia
Disclosure Of Revenue [Line Items]
Impairment of goodwill		172
VapeWild | US
Disclosure Of Revenue [Line Items]
Impairment of goodwill		12
Highendsmoke | Germany
Disclosure Of Revenue [Line Items]
Impairment of goodwill		10
Quebec Class Actions
Disclosure Of Revenue [Line Items]
Other adjusting items		£ 436